Profit(loss) before income taxes (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Of Property And Equipment	¥ 2,952,000	¥ 2,973,000	¥ 2,977,000
Amortization Of Intangible Asset	0	1,000	1,000
Directors
Salaries And Related Costs	816,000	602,000	1,051,000
Social Benefits Contribution	24,000	11,000	5,000
Share Based Compensation	0	0	37,000
Key Management Personnel (other Than Directors)
Salaries And Related Costs	1,212,000	1,380,000	1,563,000
Social Benefits Contribution	0	11,000	5,000
Share Based Compensation	0	0	74,000
Other Than Directors And Key Management Personnel
Salaries And Related Costs	689,000	578,000	707,000
Social Benefits Contribution	¥ 36,000	¥ 44,000	¥ 10,000